Trading assets and liabilities	12 Months Ended
Dec. 31, 2020
Trading assets and liabilities
Trading assets and liabilities

9 Trading assets and liabilities

Trading assets and liabilities comprise assets and liabilities held at fair value in trading portfolios.

	2020	2019
Assets	£m	£m
Loans
Reverse repos	19,404	24,095
Collateral given	18,760	20,579
Other loans	1,611	1,947
Total loans	39,775	46,621
Securities
Central and local government
- UK	4,184	4,897
- US	5,149	5,458
- Other	16,436	14,902
Financial institutions and Corporate	3,446	4,867
Total securities	29,215	30,124
Total	68,990	76,745

Liabilities
Deposits
Repos	19,036	27,885
Collateral received	23,229	21,509
Other deposits	1,804	1,606
Total deposits	44,069	51,000
Debt securities in issue	1,408	1,762
Short positions	26,779	21,187
Total	72,256	73,949